Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets by Major Class
Activity related to intangible assets, net consisted of the following:

	Customer Relations	Trade Names	Total
Balance at January 1, 2011	$707	$63	$770
Amortization	(26)	(3)	(29)
Balance at December 31, 2011	681	60	741
Amortization	(26)	(3)	(29)
Balance at December 31, 2012	$655	$57	$712